Nature of Business and Summary of Significant Accounting Policies (Details - Basic and diluted earning per share) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Basic and diluted earnings (loss) per common share
Earnings (loss)	$ (164,168)	$ 576,533	$ (681,122)	$ 538,239
Basic weighted average shares outstanding	173,723,633	150,591,400	172,848,616	144,589,568
Assumed conversion of dilutive shares	0	0	0	0
Diluted weighted average common shares outstanding, assuming conversion of common stock equivalents	173,723,633	150,591,400	172,848,616	144,589,568
Basic earnings (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Diluted earnings (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ 0.00